Stock-based Compensation - Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2.7	$ 1.5	$ 7.3	$ 2.3	$ 4.3	$ 2.1
Loss and loss adjustment expense, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.1	0.0	0.2	0.0
Other insurance expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.1	0.2	0.5	0.4	0.6	0.2
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.8	0.3	2.1	0.5	1.1	0.3
Technology development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.8	0.7	2.1	0.8	1.4	0.1
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0.9	$ 0.3	$ 2.4	$ 0.6	$ 1.2	$ 1.5